Consolidated balance sheet - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and balances at central banks	$ 403,018	$ 304,481
Items in the course of collection from other banks	4,136	4,094
Hong Kong Government certificates of indebtedness	42,578	40,420
Trading assets	248,842	231,990
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	49,804	45,553
Derivatives	196,882	307,726
Loans and advances to banks and other financial institutions	83,136	81,616
Loans and advances to customers	1,045,814	1,037,987
Reverse repurchase agreements – non-trading	241,648	230,628
Financial investments	446,274	490,693
Prepayments, accrued income and other assets	139,982	156,412
Current tax assets	970	954
Interests in associates and joint ventures	29,609	26,684
Goodwill and intangible assets	20,622	20,443
Deferred tax assets	4,624	4,483
Total assets	2,957,939	2,984,164
Liabilities
Hong Kong currency notes in circulation	42,578	40,420
Deposits by banks	101,152	82,080
Customer accounts	1,710,574	1,642,780
Repurchase agreements – non-trading	126,670	111,901
Items in the course of transmission to other banks	5,214	4,343
Trading liabilities	84,904	75,266
Financial liabilities designated at fair value	145,502	157,439
Derivatives	191,064	303,001
Debt securities in issue	78,557	95,492
Accruals, deferred income and other liabilities	123,778	128,624
Current tax liabilities	698	690
Liabilities under insurance contracts	112,745	107,191
Provisions	2,566	3,678
Deferred tax liabilities	4,673	4,313
Subordinated liabilities	20,487	21,951
Total liabilities	2,751,162	2,779,169
Equity
Called up share capital	10,316	10,347
Share premium account	14,602	14,277
Other equity instruments	22,414	22,414
Other reserves	6,460	8,833
Retained earnings	144,458	140,572
Total shareholders’ equity	198,250	196,443
Non-controlling interests	8,527	8,552
Total equity	206,777	204,995
Total liabilities and equity	$ 2,957,939	$ 2,984,164